Condensed Consolidated Statements of Equity (Unaudited) - JPY (¥) ¥ in Millions	Total	Mitsubishi UFJ Financial Group Shareholders' Equity [Member]	Mitsubishi UFJ Financial Group Shareholders' Equity [Member] Capital Stock [Member]	Mitsubishi UFJ Financial Group Shareholders' Equity [Member] Capital Surplus [Member]	Mitsubishi UFJ Financial Group Shareholders' Equity [Member] Retained Earnings Appropriated for Legal Reserve [Member]	Mitsubishi UFJ Financial Group Shareholders' Equity [Member] Unappropriated Retained Earnings [Member]	Mitsubishi UFJ Financial Group Shareholders' Equity [Member] Accumulated Other Comprehensive Income (Loss), Net of Taxes [Member]	Mitsubishi UFJ Financial Group Shareholders' Equity [Member] Treasury Stock, at Cost [Member]	Noncontrolling Interests [Member]
Balance at beginning of period at Mar. 31, 2018			¥ 2,090,270	¥ 5,740,165	¥ 239,571	¥ 4,945,733	¥ 2,477,315	¥ (522,872)	¥ 675,633
Stock-based compensation				(3,247)
Net income attributable to Mitsubishi UFJ Financial Group	¥ 553,251					553,251
Cash dividends: Common stock—¥10.00 per share and ¥11.00 per share in 2018 and 2019						(131,634)
Purchases of shares of treasury stock								(60,721)
Sales of shares of treasury stock								3,730
Retirement of common stock				(51,527)				51,527
Net decrease resulting from changes in interests in consolidated subsidiaries, consolidated VIEs, and affiliated companies								65
Initial subscriptions of noncontrolling interests									8,682
Transactions between the consolidated subsidiaries and the related noncontrolling interest shareholders									7,186
Decrease in noncontrolling interests related to deconsolidation of subsidiaries									(21,213)
Net income (loss) attributable to noncontrolling interests	(696)								(696)
Dividends paid to noncontrolling interests									(12,176)
Other comprehensive income, net of taxes	(41,270)						(47,313)		6,043
Other—net				36					47
Balance at end of period at Sep. 30, 2018	15,949,639	¥ 15,286,133	2,090,270	5,685,427	239,571	8,071,376	(272,240)	(528,271)	663,506
Effect of adopting new guidance | Recognition and Measurement of Financial Assets and Financial Liabilities [Member]						2,702,242	(2,702,242)
Effect of adopting new guidance | Recognition of Breakage for Certain Prepaid Stored-Value Products [Member]						1,784
Balance at beginning of period at Mar. 31, 2019	15,984,748		2,090,270	5,577,186	239,571	8,094,026	(284,269)	(517,236)	785,200
Stock-based compensation				(2,485)
Net income attributable to Mitsubishi UFJ Financial Group	616,542					616,542
Cash dividends: Common stock—¥10.00 per share and ¥11.00 per share in 2018 and 2019						(142,150)
Purchases of shares of treasury stock								(21)
Sales of shares of treasury stock								2,449
Net decrease resulting from changes in interests in consolidated subsidiaries, consolidated VIEs, and affiliated companies								43
Initial subscriptions of noncontrolling interests									84,095
Transactions between the consolidated subsidiaries and the related noncontrolling interest shareholders									115,025
Decrease in noncontrolling interests related to deconsolidation of subsidiaries									(1,880)
Net income (loss) attributable to noncontrolling interests	779								779
Dividends paid to noncontrolling interests									(7,469)
Other comprehensive income, net of taxes	(107,555)						(119,872)		12,317
Other—net				6,094					(3,293)
Balance at end of period at Sep. 30, 2019	¥ 16,530,039	¥ 15,545,265	¥ 2,090,270	¥ 5,580,795	¥ 239,571	8,553,535	¥ (404,141)	¥ (514,765)	¥ 984,774
Effect of adopting new guidance | Leases [Member]						¥ (14,883)